Summary of significant accounting policies - Estimated useful lives of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment of intangible assets		$ 0	$ 0
Recorded Impairment	$ 1,103,332
Software | Maximum
Finite-Lived Intangible Asset, Useful Life	10 years
Software | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Land use right
Finite-Lived Intangible Asset, Useful Life	50 years
Patents
Finite-Lived Intangible Asset, Useful Life	10 years